Notes Payable, net - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands				12 Months Ended
	Nov. 01, 2017	Apr. 13, 2017	Apr. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt issuance costs				$ 231,000
Total notes payable				11,947,000	$ 0
Payments on revolving credit facilities				924,000	0	$ 0
OpenKey [Member] | Preferred Stock [Member]
Debt Instrument [Line Items]
Term of warrant		10 years
Number of warrants (in shares)		28
Exercise price (in dollars per share)		$ 1.61
Fair value of warrants		$ 28,000
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Derivative, notional amount				$ 5,000,000
Strike rate				4.00%
Medium-term Notes [Member] | J&S Term Loan [Member]
Debt Instrument [Line Items]
Face amount of debt	$ 10,000,000
Medium-term Notes [Member] | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt	2,000,000.0
Total notes payable	0				0
Medium-term Notes [Member] | Equipment Note due 2022 [Member]
Debt Instrument [Line Items]
Face amount of debt	3,000,000.0
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Debt Instrument [Line Items]
Face amount of debt			$ 375,000
Interest rate			5.00%	5.00%
Total notes payable					0
Revolving Credit Facility [Member] | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	3,000,000
Total notes payable	1,700,000
Payments on revolving credit facilities	924,000
Remaining borrowing capacity	$ 2,200,000
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 100,000
Total notes payable					$ 0
Line of Credit [Member] | OpenKey [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,500,000
Total notes payable				$ 0
Prime Rate [Member]
Debt Instrument [Line Items]
Reference rate				4.50%
Prime Rate [Member] | Medium-term Notes [Member] | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				2.75%
Prime Rate [Member] | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%	1.00%
Prime Rate [Member] | Line of Credit [Member] | OpenKey [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
One-Month LIBOR [Member]
Debt Instrument [Line Items]
Reference rate				1.56%
One-Month LIBOR [Member] | Medium-term Notes [Member] | J&S Term Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
One-Month LIBOR [Member] | Medium-term Notes [Member] | J&S Facility due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%
One-Month LIBOR [Member] | Medium-term Notes [Member] | Term Loan due 2022 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.25%